UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FFM GP, Inc.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, TX  75205

13F File Number:  28-10836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter G. Collins
Title:     Vice President
Phone:     (214) 706-4341

Signature, Place, and Date of Signing:

      /s/  Peter G. Collins     Dallas, TX     May 15, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $127,324 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103    10890   200000 SH       SOLE                   200000
AMERICAN HOME MTG INVT CORP    COM              02660R107     5760   200000 SH       SOLE                   200000
AUTONATION INC                 COM              05329W102     8525   500000 SH       SOLE                   500000
AUTOZONE INC                   COM              053332102     6525    75900 SH       SOLE                    75900
BELO CORP                      COM SER A        080555105     8328   300000 SH       SOLE                   300000
BERKLEY W R CORP               COM              084423102    11964   300000 SH       SOLE                   300000
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     4945       53 SH       SOLE                       53
BLOCKBUSTER INC                CL A             093679108     1313    75000 SH       SOLE                    75000
COMPUTER ASSOC INTL INC        COM              204912109    10744   400000 SH       SOLE                   400000
FEDERAL HOME LN MTG CORP       COM              313400301     8859   150000 SH       SOLE                   150000
GENERAL ELEC CO                COM              369604103     1297    42500 SH       SOLE                    42500
GROUP 1 AUTOMOTIVE INC         COM              398905109     5734   158400 SH       SOLE                   158400
HEARTLAND EXPRESS INC          COM              422347104      570    25000 SH       SOLE                    25000
HOLLYWOOD ENTMT CORP           COM              436141105     3390   250000 SH       SOLE                   250000
IKON OFFICE SOLUTIONS INC      COM              451713101     4276   334100 SH       SOLE                   334100
LEVITT CORP                    CL A             52742P108      946    38600 SH       SOLE                    38600
LIBERTY MEDIA CORP NEW         COM SER A        530718105     2584   236000 SH       SOLE                   236000
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     2085    74215 SH       SOLE                    74215
MEDICINES CO                   COM              584688105     1305    40500 SH  PUT  SOLE                    40500
MI DEVS INC                    CL A SUB VTG     55304X104       98     3500 SH       SOLE                     3500
NASDAQ 100 TR                  UNIT SER 1       631100104     3584   100000 SH  PUT  SOLE                   100000
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303      304    16857 SH       SOLE                    16857
REGIS CORP MINN                COM              758932107     1151    25900 SH       SOLE                    25900
THOR INDS INC                  COM              885160101     4037   150300 SH       SOLE                   150300
UNIVERSAL HLTH SVCS INC        CL B             913903100     2092    45400 SH       SOLE                    45400
WASHINGTON GROUP INTL INC      COM NEW          938862208     1950    53200 SH       SOLE                    53200
WILLIS GROUP HOLDINGS LTD      SHS              G96655108    10669   286800 SH       SOLE                   286800
ZENITH NATL INS CORP           COM              989390109     3399    86700 SH       SOLE                    86700